Income Taxes - Narrative (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Operating loss carryforwards (NOLs)
Tax rate change	$ 21,454,000	$ 0
Interest and/or penalties incurred	0
Federal
Operating loss carryforwards (NOLs)
NOLs	130,500,000
Tax rate change	19,500,000
California Franchise Tax Board
Operating loss carryforwards (NOLs)
NOLs	72,100,000
R&D credits | Federal
Operating loss carryforwards (NOLs)
Tax credits	2,000,000
R&D credits | California Franchise Tax Board
Operating loss carryforwards (NOLs)
Tax credits	$ 1,100,000